DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 217,537,319	$ 122,350,911
Other Financial Assets at Fair Value [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	217,537,319	122,350,911
Public Debt Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	83,786,508	22,304,585
Corporate Bonds with Related Parties [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	9,982,891	8,005,655
Corporate Bonds [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	103,903,220	80,369,361
Equity Instruments [Member]
Current [Abstract]
Other financial assets at fair value through profit or loss	$ 19,864,700	$ 11,671,310